ACCUMULATED OTHER COMPREHENSIVE LOSS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at beginning of period	$ 6,278,973	$ 6,755,003	$ 6,572,534
Total other comprehensive income (loss), net of income taxes	365	(877)	2,699
Distribution of Angi	(1,032,380)
Balance at end of period	4,763,759	6,278,973	6,755,003
Interest rate swaps expected to be reclassified into interest expense within next twelve months	(1,500)
Foreign Currency Translation Adjustment
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at beginning of period	(12,703)	(10,266)	(13,186)
Distribution of Angi	(382)
Balance at end of period	(10,308)	(12,703)	(10,266)
Foreign Currency Translation Adjustment including portion attributable to Noncontrolling Interest
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Other comprehensive income (loss) before reclassifications	2,612	(3,875)	2,915
Amounts reclassified to earnings	161	1,427	0
Total other comprehensive income (loss), net of income taxes	2,773	(2,448)	2,915
Foreign Currency Translation Adjustment attributable to Noncontrolling Interest
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Total other comprehensive income (loss), net of income taxes	4	11	5
Unrealized Gains (Losses) On Interest Rate Swaps
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at beginning of period	1,307	(696)	0
Distribution of Angi	0
Balance at end of period	(1,534)	1,307	(696)
Tax provision (benefit) on accumulated other comprehensive loss	(500)	400	(200)
Unrealized Gains (Losses) On Interest Rate Swaps including portion attributable to Noncontrolling Interest
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Other comprehensive income (loss) before reclassifications	(1,333)	6,785	2,958
Amounts reclassified to earnings	(1,508)	(4,782)	(3,654)
Total other comprehensive income (loss), net of income taxes	(2,841)	2,003	(696)
Unrealized Gains (Losses) On Interest Rate Swaps attributable to Noncontrolling Interest
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Total other comprehensive income (loss), net of income taxes	0	0	0
Unrealized Gains (Losses) On Available-For-Sale Marketable Debt Securities
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at beginning of period	0	20	53
Balance at end of period		0	20
Tax provision (benefit) on accumulated other comprehensive loss			100
Unrealized Gains (Losses) on Available-for-Sale Debt Securities including Portion Attributable to Noncontrolling Interest
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Other comprehensive income (loss) before reclassifications		(20)	(33)
Amounts reclassified to earnings		0	0
Total other comprehensive income (loss), net of income taxes		(20)	(33)
Unrealized Gains (Losses) on Available-for-Sale Debt Securities attributable to Noncontrolling Interest
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Total other comprehensive income (loss), net of income taxes		0	0
Accumulated Other Comprehensive (Loss) Income
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at beginning of period	(11,396)	(10,942)	(13,133)
Distribution of Angi	(382)
Balance at end of period	(11,842)	(11,396)	(10,942)
Accumulated Other Comprehensive (Loss) Income including portion attributable to Noncontrolling Interest
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Other comprehensive income (loss) before reclassifications	1,279	2,890	5,840
Amounts reclassified to earnings	(1,347)	(3,355)	(3,654)
Total other comprehensive income (loss), net of income taxes	(68)	(465)	2,186
Accumulated Other Comprehensive (Loss) Income attributable to Noncontrolling Interest
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Total other comprehensive income (loss), net of income taxes	$ 4	$ 11	$ 5